UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
March 31, 2009 (Unaudited)

Common Stocks--104.3%	Shares	Value ($)
Consumer Discretionary--9.5%
AutoZone	810 a	131,722
Best Buy	3,990	151,460
Carnival	12,770	275,832
Home Depot	25,240	594,654
Johnson Controls	5,030	60,360
Lowe's Cos.	10,950	199,838
News, Cl. A	44,500	294,590
Omnicom Group	10,540	246,636
Staples	8,070	146,148
Time Warner	13,523	261,000
Time Warner Cable	3,394	84,183
Toll Brothers	7,050 a	128,028
		2,574,451
Consumer Staples--13.5%
Cadbury, ADR	9,274	281,002
Colgate-Palmolive	3,960	233,561
CVS Caremark	19,890	546,776
Kraft Foods, Cl. A	18,055	402,446
Lorillard	2,440	150,646
PepsiCo	8,950	460,746
Philip Morris International	15,860	564,299
Procter & Gamble	7,310	344,228
Wal-Mart Stores	10,200	531,420
Walgreen	6,820	177,047
		3,692,171
Energy--17.2%
Anadarko Petroleum	3,190	124,059
Chevron	20,000	1,344,800
Devon Energy	3,660	163,565
EOG Resources	2,180	119,377
Exxon Mobil	18,854	1,283,957
Hess	4,970	269,374
Marathon Oil	8,220	216,104
Occidental Petroleum	9,690	539,249
Schlumberger	3,460	140,545
XTO Energy	16,345	500,484
		4,701,514
Exchange Traded Funds--.7%
iShares Russell 1000 Value Index
Fund	4,920	200,490
Financial--22.5%
ACE	6,660	269,064
Aflac	7,080	137,069
Ameriprise Financial	7,080	145,069
AON	10,630	433,916
Bank of America	38,360	261,615
Capital One Financial	4,070	49,817
Chubb	8,480	358,873
Franklin Resources	6,760	364,161
Goldman Sachs Group	2,910	308,518
Invesco	10,210	141,510

JPMorgan Chase & Co.	44,810	1,191,050
Marsh & McLennan Cos.	7,060	142,965
MetLife	16,290	370,923
Moody's	8,160	187,027
Morgan Stanley	9,120	207,662
Northern Trust	3,370	201,593
PNC Financial Services Group	2,900	84,941
Prudential Financial	2,880	54,778
State Street	4,900	150,822
T. Rowe Price Group	5,160 b	148,918
Travelers Cos.	7,750	314,960
U.S. Bancorp	9,380	137,042
Wells Fargo & Co.	32,190	458,386
		6,120,679
Health Care--12.6%
Abbott Laboratories	6,360	303,372
Amgen	9,880 a	489,257
Boston Scientific	17,430 a	138,568
Covidien	6,357	211,306
McKesson	3,540	124,042
Merck & Co.	12,490	334,108
Pfizer	58,430	795,817
Schering-Plough	7,950	187,223
Thermo Fisher Scientific	3,760 a	134,119
UnitedHealth Group	6,170	129,138
WellPoint	3,450 a	130,997
Wyeth	10,770	463,541
		3,441,488
Industrial--7.4%
Dover	5,240	138,231
Eaton	4,230	155,918
General Electric	54,140	547,355
Honeywell International	5,450	151,837
Lockheed Martin	2,130	147,034
Raytheon	4,740	184,576
Tyco International	6,677	130,602
Union Pacific	5,230	215,005
United Parcel Service, Cl. B	4,450	219,029
Waste Management	5,364 b	137,318
		2,026,905
Information Technology--7.6%
Cisco Systems	25,930 a	434,846
Hewlett-Packard	6,800	218,008
Intel	12,140	182,707
International Business Machines	1,620	156,962
Microsoft	25,150	462,006
Nokia, ADR	31,110	363,054
QUALCOMM	6,180	240,464
		2,058,047
Materials--2.0%
Air Products & Chemicals	3,190	179,437
Dow Chemical	8,750	73,763
Freeport-McMoRan Copper & Gold	7,450	283,920
		537,120
Telecommunication Services--3.9%
AT & T	28,540	719,208
Verizon Communications	11,770	355,454
		1,074,662

Utilities--7.4%
Entergy	6,710	456,884
Exelon	9,940	451,177
FPL Group	4,460	226,256
NRG Energy	7,790 a,b	137,104
PG & E	4,530	173,137
Questar	10,370	305,189
Southern	9,100	278,642
		2,028,389
Total Common Stocks
(cost $36,460,090)		28,455,916

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $85,000)	85,000 [c]	85,000

Investment of Cash Collateral for
Securities Loaned--1.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $384,558)	384,558 [c]	384,558

Total Investments (cost $36,929,648)	106.0%	28,925,474
Liabilities, Less Cash and Receivables	(6.0%)	(1,641,251)
Net Assets	100.0%	27,284,223

ADR - American Depository Receipts

a	Non-income producing security.
b	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the portfolio's securities on loan is $383,914 and the total market value of the collateral held by the portfolio is $384,558.
c	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $36,929,648.

Net unrealized depreciation on investments was $8,004,174 of which $1,369,129 related to appreciated investment securities and $9,373,303 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Quoted	Level 2 - Other Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investment in Securities	28,925,474	0	0	28,925,474
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System, for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Midcap Stock Portfolio
March 31, 2009 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Consumer Discretionary--14.7%
Advance Auto Parts	39,500	1,622,660
Aeropostale	36,875 a,b	979,400
Apollo Group, Cl. A	5,000 b	391,650
Brinker International	79,350	1,198,185
Callaway Golf	46,400	333,152
Cheesecake Factory	84,400 b	966,380
Dollar Tree	38,700 b	1,724,085
Family Dollar Stores	21,250	709,112
Foot Locker	107,800	1,129,744
GameStop, Cl. A	13,500 b	378,270
Gentex	42,950	427,782
Hasbro	18,550	465,048
ITT Educational Services	16,100 a,b	1,954,862
Marvel Entertainment	20,800 b	552,240
Panera Bread, Cl. A	19,900 a,b	1,112,410
Strayer Education	3,300 a	593,571
Tiffany & Co.	20,700 a	446,292
Timberland, Cl. A	26,700 b	318,798
Toll Brothers	21,500 b	390,440
Tupperware Brands	26,900	457,031
Urban Outfitters	40,300 b	659,711
Warnaco Group	26,650 b	639,600
		17,450,423
Consumer Staples--4.8%
BJ's Wholesale Club	43,800 b	1,401,162
Energizer Holdings	2,600 b	129,194
Hansen Natural	19,300 b	694,800
Hormel Foods	23,350	740,428
Lancaster Colony	15,500	642,940
PepsiAmericas	44,300	764,175
Ralcorp Holdings	5,300 b	285,564
Universal	33,500	1,002,320
		5,660,583
Energy--7.1%
Arch Coal	38,800	518,756
Cameron International	31,600 b	692,988
Cimarex Energy	29,750	546,805
Comstock Resources	30,500 b	908,900
Denbury Resources	51,800 b	769,748
Encore Acquisition	54,600 b	1,270,542
FMC Technologies	15,800 b	495,646
Helmerich & Payne	25,100 a	571,527
Oil States International	16,800 b	225,456
Patterson-UTI Energy	69,400	621,824
Southern Union	54,400	827,968
Southwestern Energy	30,000 b	890,700
		8,340,860
Financial--17.1%
AMB Property	27,450 a	395,280
American Financial Group	69,975	1,123,099
Apartment Investment & Management,
Cl. A	65,398	358,381

Camden Property Trust	34,300	740,194
Cincinnati Financial	49,100	1,122,917
FirstMerit	78,300	1,425,060
HCC Insurance Holdings	57,750	1,454,723
Hospitality Properties Trust	79,000 a	948,000
Hudson City Bancorp	101,300	1,184,197
M & T Bank	10,000 a	452,400
Nasdaq OMX Group	20,300 b	397,474
Nationwide Health Properties	28,000	621,320
New York Community Bancorp	61,400	685,838
Old Republic International	49,800	538,836
Potlatch	18,800	435,972
Principal Financial Group	23,500	192,230
Raymond James Financial	92,100 a	1,814,370
Reinsurance Group of America	19,400	628,366
StanCorp Financial Group	56,500	1,287,070
SVB Financial Group	42,400 a,b	848,424
Transatlantic Holdings	16,800	599,256
UDR	97,271 a	837,503
Weingarten Realty Investors	69,800 a	664,496
Westamerica Bancorporation	29,200 a	1,330,352
		20,085,758
Health Care--12.7%
Cerner	13,000 a,b	571,610
Dentsply International	19,400 a	520,890
Edwards Lifesciences	14,200 b	860,946
Endo Pharmaceuticals Holdings	50,600 b	894,608
Gen-Probe	32,100 b	1,463,118
IDEXX Laboratories	15,700 a,b	542,906
LifePoint Hospitals	46,100 a,b	961,646
Lincare Holdings	45,200 b	985,360
Omnicare	37,100	908,579
Pharmaceutical Product Development	53,100	1,259,532
Sepracor	47,700 b	699,282
STERIS	47,800	1,112,784
Techne	13,600	744,056
Universal Health Services, Cl. B	22,700	870,318
Valeant Pharmaceuticals
International	51,900 a,b	923,301
Varian Medical Systems	18,400 b	560,096
Vertex Pharmaceuticals	18,200 a,b	522,886
Warner Chilcott, Cl. A	46,300 a,b	487,076
		14,888,994
Industrial--14.4%
AGCO	43,650 b	855,540
Armstrong World Industries	20,000 b	220,200
Brink's	30,700	812,322
Covanta Holding	18,500 b	242,165
Dover	15,700	414,166
Dun & Bradstreet	4,000	308,000
Dycom Industries	65,400 b	378,666
Expeditors International
Washington	10,000	282,900
Fluor	16,500	570,075
Gardner Denver	47,100 b	1,023,954
GATX	26,200 a	530,026
Granite Construction	20,300 a	760,844
Hubbell, Cl. B	48,850	1,316,996
Jacobs Engineering Group	21,800 b	842,788

JB Hunt Transport Services	20,400	491,844
Joy Global	26,800	570,840
KBR	52,500	725,025
Kennametal	20,000	324,200
Manpower	32,800	1,034,184
MPS Group	66,100 b	393,295
Nordson	27,300 a	776,139
Oshkosh	55,500	374,070
Southwest Airlines	41,500	262,695
SPX	23,350	1,097,684
Stericycle	11,600 b	553,668
Timken	35,400	494,184
URS	12,000 b	484,920
Werner Enterprises	49,200	743,904
		16,885,294
Information Technology--14.7%
Alliance Data Systems	20,000 a,b	739,000
ANSYS	25,600 b	642,560
Avnet	36,700 b	642,617
CommScope	54,300 b	616,848
Computer Sciences	29,900 b	1,101,516
F5 Networks	40,900 b	856,855
FactSet Research Systems	7,900 a	394,921
Gartner	74,200 a,b	816,942
Global Payments	20,400	681,564
Harris	17,900	518,026
Ingram Micro, Cl. A	36,700 b	463,888
Integrated Device Technology	131,600 b	598,780
Intersil, Cl. A	87,200	1,002,800
Jabil Circuit	80,500	447,580
Mettler-Toledo International	12,700 b	651,891
NCR	64,700 b	514,365
Parametric Technology	84,400 b	842,312
Semtech	47,500 b	634,125
Sohu.com	7,300 a,b	301,563
Sybase	38,300 b	1,160,107
Synopsys	63,800 b	1,322,574
Tech Data	57,100 b	1,243,638
Western Digital	53,550 b	1,035,657
		17,230,129
Materials--6.4%
Crown Holdings	47,400 b	1,077,402
FMC	21,400	923,196
Lubrizol	17,200	584,972
Minerals Technologies	39,100	1,253,155
Olin	35,100	500,877
Pactiv	22,800 b	332,652
Reliance Steel & Aluminum	27,700	729,341
Terra Industries	41,600	1,168,544
Worthington Industries	103,300 a	899,743
		7,469,882
Telecommunications--1.0%
American Tower, Cl. A	10,600 b	322,558
Telephone & Data Systems	31,000	821,810
		1,144,368
Utilities--6.0%
Alliant Energy	30,350	749,342
CenterPoint Energy	88,400	922,012
Hawaiian Electric Industries	82,700	1,136,298

IDACORP	26,800 a	626,048
NV Energy	155,300	1,458,267
UGI	55,600	1,312,716
WGL Holdings	26,100	856,080
		7,060,763
Total Common Stocks
(cost $167,453,950)		116,217,054

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,289,000)	1,289,000 [c]	1,289,000
Investment of Cash Collateral for
Securities Loaned--16.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $19,695,231)	19,695,231 [c]	19,695,231

Total Investments (cost $188,438,181)	116.7%	137,201,285
Liabilities, Less Cash and Receivables	(16.7%)	(19,672,427)
Net Assets	100.0%	117,528,858

a	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the portfolio's securities on loan is $19,565,370 and the total market value of the collateral held by the portfolio is $19,695,231.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $188,438,181. Net unrealized depreciation on investments was $51,236,896 of which $4,013,832 related to appreciated investment securities and $55,250,728 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities	137,201,285		0	0 137,201,285
Other Financial Instruments+	0		0	0 0
Liabilities ($)
Other Financial Instruments+	0		0	0 0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
March 31, 2009 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--14.1%
Aaron Rents	16,074 a	428,533
American Public Education	4,721 b	198,565
Arbitron	7,962	119,510
Audiovox, Cl. A	3,844 b	13,185
Big 5 Sporting Goods	7,147	41,953
Blue Nile	3,941 a,b	118,821
Brown Shoe	10,593	39,724
Brunswick	22,600	77,970
Buckle	7,297 a	232,993
Buffalo Wild Wings	5,077 a,b	185,717
Cabela's	12,336 a,b	112,381
California Pizza Kitchen	7,770 b	101,632
Capella Education	4,111 b	217,883
Carter's	17,266 b	324,773
Cato, Cl. A	9,264	169,346
CEC Entertainment	7,140 b	184,783
Charlotte Russe Holding	6,244 b	50,889
Children's Place Retail Stores	7,144 a,b	156,382
Christopher & Banks	11,664	47,706
CKE Restaurants	15,041	126,344
Coinstar	7,979 b	261,392
Crocs	14,467 b	17,216
Deckers Outdoor	3,850 a,b	204,204
DineEquity	5,171	61,328
Dress Barn	13,783 a,b	169,393
Drew Industries	4,590 b	39,841
E.W. Scripps, Cl. A	17,169	23,178
Ethan Allen Interiors	8,248 a	92,872
Finish Line, Cl. A	15,397	101,928
Fossil	13,529 b	212,405
Fred's, Cl. A	12,791	144,282
Genesco	6,053 a,b	113,978
Group 1 Automotive	6,948 a	97,064
Gymboree	9,004 b	192,235
Haverty Furniture	4,187 a	44,089
Helen of Troy	9,039 b	124,286
Hibbett Sports	9,060 a,b	174,133
Hillenbrand	18,138	290,389
Hot Topic	13,489 b	150,942
HSN	11,905 b	61,192
Iconix Brand Group	17,173 a,b	151,981
Interval Leisure Group	11,454 b	60,706
Jack in the Box	16,686 b	388,617
JAKKS Pacific	8,605 b	106,272
Jo-Ann Stores	7,019 a,b	114,690
JoS. A. Bank Clothiers	5,367 a,b	149,256
K-Swiss, Cl. A	8,368 a	71,463
La-Z-Boy	11,218 a	14,022
Landry's Restaurants	3,859 a	20,144
Lithia Motors, Cl. A	5,067 a	11,401
Live Nation	23,012 a,b	61,442
Liz Claiborne	28,390	70,123
M/I Homes	5,668	39,619
Maidenform Brands	6,275 b	57,479

Marcus	6,548	55,658
Men's Wearhouse	15,171 a	229,689
Meritage Homes	8,182 a,b	93,438
Midas	4,417 b	34,983
Monarch Casino & Resort	1,118 b	5,769
Movado Group	5,471	41,251
National Presto Industries	1,424	86,878
Nautilus	450 b	283
NutriSystem	9,480 a	135,280
OfficeMax	22,561	70,390
Oxford Industries	2,478	15,289
P.F. Chang's China Bistro	7,577 a,b	173,362
Papa John's International	7,004 b	160,181
PEP Boys-Manny Moe & Jack	8,963	39,527
Perry Ellis International	4,344 b	15,030
PetMed Express	7,489 b	123,419
Pinnacle Entertainment	15,554 a,b	109,500
Polaris Industries	10,396 a	222,890
Pool	15,623 a	209,348
Pre-Paid Legal Services	2,566 b	74,491
Quiksilver	36,650 b	46,912
Red Robin Gourmet Burgers	4,953 b	87,321
Ruby Tuesday	14,150 a,b	41,318
Russ Berrie & Co.	5,380 b	7,102
Ruth's Hospitality Group	5,569 b	6,738
Shuffle Master	18,498 b	53,089
Skechers USA, Cl. A	8,476 b	56,535
Skyline	927 a	17,622
Sonic	18,275 b	183,115
Sonic Automotive, Cl. A	6,900 a	11,040
Spartan Motors	9,186	36,928
Stage Stores	12,034	121,303
Stamps.com	4,701 b	45,600
Standard-Pacific	28,869 b	25,405
Steak n Shake	8,124 a,b	61,499
Sturm Ruger & Co.	5,163 b	63,660
Superior Industries International	7,802 a	92,454
Texas Roadhouse, Cl. A	15,935 a,b	151,861
Ticketmaster Entertainment	11,306 b	41,719
Tractor Supply	9,792 a,b	353,100
True Religion Apparel	6,027 b	71,179
Tuesday Morning	6,404 b	8,133
Tween Brands	6,900 b	14,766
UniFirst	4,652	129,512
Universal Electronics	4,765 b	86,247
Universal Technical Institute	6,525 a,b	78,300
Volcom	5,565 a,b	53,980
Winnebago Industries	5,123	27,203
WMS Industries	15,290 a,b	319,714
Wolverine World Wide	15,883	247,457
Zale	12,057 b	23,511
Zumiez	6,347 a,b	61,566
		11,365,197
Consumer Staples--4.5%
Alliance One International	28,015 b	107,578
Andersons	5,544 a	78,392
Boston Beer, Cl. A	2,648 b	55,237
Cal-Maine Foods	4,177 a	93,523
Casey's General Stores	15,139	403,606
Central Garden & Pet, Cl. A	20,975 b	157,732
Chattem	5,901 a,b	330,751

Cracker Barrel Old Country Store	7,040	201,626
Darling International	24,767 b	91,886
Diamond Foods	4,616	128,925
Great Atlantic & Pacific Tea	9,279 a,b	49,271
Green Mountain Coffee Roasters	4,927 a,b	236,496
Hain Celestial Group	12,275 a,b	174,796
J & J Snack Foods	4,097	141,715
Lance	8,966 a	186,672
Mannatech	4,455 a	14,835
Nash Finch	4,042 a	113,540
Peet's Coffee & Tea	3,435 b	74,265
RC2	6,267 b	33,027
Sanderson Farms	5,106 a	191,730
Spartan Stores	6,982	107,593
TreeHouse Foods	9,345 b	269,043
United Natural Foods	12,564 a,b	238,339
WD-40	4,545	109,716
		3,590,294
Energy--4.1%
Atwood Oceanics	16,154 b	267,995
Basic Energy Services	6,393 b	41,363
Bristow Group	8,081 a,b	173,176
CARBO Ceramics	6,565 a	186,709
Dril-Quip	9,058 b	278,081
Gulf Island Fabrication	5,106	40,899
Holly	12,664	268,477
Hornbeck Offshore Services	6,199 b	94,473
ION Geophysical	29,413 a,b	45,884
Lufkin Industries	4,655	176,331
Matrix Service	7,626 b	62,686
NATCO Group, Cl. A	6,351 b	120,224
Oil States International	14,884 b	199,743
Penn Virginia	12,031	132,100
Petroleum Development	4,488 b	53,003
PetroQuest Energy	12,882 a,b	30,917
Pioneer Drilling	12,602 b	41,335
SEACOR Holdings	5,807 a,b	338,606
St. Mary Land & Exploration	18,472	244,385
Stone Energy	10,597 b	35,288
Superior Well Services	5,904 b	30,288
Swift Energy	9,752 b	71,190
Tetra Technologies	23,158 b	75,263
World Fuel Services	9,034 a	285,745
		3,294,161
Financial--19.0%
Acadia Realty Trust	10,576	112,211
American Physicians Capital	2,544	104,100
Amerisafe	6,086 b	93,238
Bank Mutual	15,127	137,051
BioMed Realty Trust	24,861	168,309
Boston Private Financial Holdings	16,500	57,915
Brookline Bancorp	16,138	153,311
Cascade Bancorp	9,527 a	15,529
Cash America International	8,640	135,302
Cedar Shopping Centers	14,115	24,560
Central Pacific Financial	9,072	50,803
Colonial Properties Trust	15,408 a	58,704
Columbia Banking System	5,500	35,200
Community Bank System	10,320 a	172,860
Delphi Financial Group, Cl. A	12,125	163,202
DiamondRock Hospitality	27,150	108,871

Dime Community Bancshares	7,286	68,343
East West Bancorp	19,335	88,361
EastGroup Properties	7,115	199,718
eHealth	7,400 b	118,474
Entertainment Properties Trust	10,035	158,152
Extra Space Storage	24,956 a	137,508
Financial Federal	7,263	153,830
First BanCorp/Puerto Rico	22,845	97,320
First Cash Financial Services	8,137 b	121,404
First Commonwealth Financial	22,738	201,686
First Financial Bancorp	9,840 a	93,775
First Financial Bankshares	6,377	307,180
First Midwest Bancorp	13,966	119,968
Flagstar Bancorp	15,150 a,b	11,362
Forestar Group	9,862 b	75,444
Franklin Street Properties	18,385 a	226,135
Frontier Financial	14,931 a	16,424
Glacier Bancorp	18,408 a	289,190
Greenhill & Co.	5,734 a	423,456
Guaranty Financial Group	27,785 a,b	29,174
Hancock Holding	6,837 a	213,861
Hanmi Financial	12,429	16,158
Home Bancshares	4,245	84,773
Home Properties	9,458 a	289,888
Independent Bank/MA	4,511	66,537
Independent Bank/MI	5,620 a	13,151
Infinity Property & Casualty	4,616	156,621
Inland Real Estate	18,179 a	128,889
Investment Technology Group	13,075 b	333,674
Irwin Financial	5,100 b	9,945
Kilroy Realty	10,681 a	183,606
Kite Realty Group Trust	11,050	27,072
LaBranche & Co.	16,888 b	63,161
LaSalle Hotel Properties	13,288	77,602
Lexington Realty Trust	23,732	56,482
LTC Properties	6,721	117,886
Medical Properties Trust	22,675 a	82,764
Mid-America Apartment Communities	7,912	243,927
Nara Bancorp	6,540	19,228
National Financial Partners	12,694 a	40,621
National Penn Bancshares	23,706 a	196,760
National Retail Properties	23,381 a	370,355
Navigators Group	3,848 b	181,549
NBT Bankcorp	9,802	212,115
Old National Bancorp	20,777 a	232,079
optionsXpress Holdings	13,226	150,380
Parkway Properties	4,806	49,502
Pennsylvania Real Estate
Investment Trust	13,500 a	47,925
Piper Jaffray	4,708 b	121,419
Portfolio Recovery Associates	4,565 a,b	122,525
Post Properties	12,432	126,060
Presidential Life	6,512	50,728
PrivateBancorp	7,822 a	113,106
ProAssurance	9,703 b	452,354
Prosperity Bancshares	12,430 a	339,960
Provident Bankshares	9,396 a	66,242
PS Business Parks	4,568	168,331
Rewards Network	7,074 b	24,759
RLI	5,615 a	281,873
S&T Bancorp	7,051 a	149,552

Safety Insurance Group	4,779	148,531
Selective Insurance Group	15,189	184,698
Senior Housing Properties Trust	35,130	492,523
Signature Bank	11,037 b	311,575
South Financial Group	23,300 a	25,630
Sovran Self Storage	6,330	127,106
Sterling Bancorp	5,239	51,866
Sterling Bancshares	20,458	133,795
Sterling Financial	17,029 a	35,250
Stewart Information Services	5,364 a	104,598
Stifel Financial	8,087 b	350,248
Susquehanna Bancshares	25,250 a	235,582
SWS Group	8,474	131,601
Tanger Factory Outlet Centers	9,499 a	293,139
Tompkins Financial	2,218	95,374
Tower Group	10,615	261,447
TradeStation Group	9,530 b	62,898
Trustco Bank	25,167	151,505
UCBH Holdings	37,668 a	56,879
UMB Financial	8,826	375,017
Umpqua Holdings	17,655 a	159,954
United Bankshares	11,498 a	198,226
United Community Banks	13,346 a	55,521
United Fire & Casualty	6,094	133,824
Urstadt Biddle Properties, Cl. A	7,468	100,221
Whitney Holding	18,953	217,012
Wilshire Bancorp	7,045	36,352
Wintrust Financial	6,687 a	82,250
World Acceptance	5,084 b	86,936
Zenith National Insurance	10,849	261,569
		15,172,617
Health Care--12.6%
Abaxis	6,251 b	107,767
Air Methods	3,224 b	54,518
Almost Family	1,910 a,b	36,462
Amedisys	8,120 a,b	223,219
American Medical Systems Holdings	22,259 b	248,188
AMERIGROUP	15,727 b	433,122
AMN Healthcare Services	10,929 b	55,738
AmSurg	9,493 b	150,464
Analogic	3,896	124,750
ArQule	8,831 b	36,560
Bio-Reference Laboratories	3,251 b	67,978
Cambrex	9,496 b	21,651
Catalyst Health Solutions	11,104 b	220,081
Centene	12,949 b	233,341
Chemed	6,648 a	258,607
Computer Programs & Systems	2,807	93,389
CONMED	8,916 b	128,480
Cooper	13,466	356,041
CorVel	2,488 b	50,307
Cross Country Healthcare	10,350 a,b	67,793
CryoLife	8,412 b	43,574
Cubist Pharmaceuticals	17,272 b	282,570
Cyberonics	6,990 b	92,757
Dionex	5,422 b	256,190
Eclipsys	16,671 b	169,044
Enzo Biochem	10,148 b	40,795
eResearch Technology	13,212 b	69,495
Gentiva Health Services	8,515 b	129,428
Greatbatch	6,687 a,b	129,393

Haemonetics	7,287 b	401,368
HealthSpring	15,116 b	126,521
Healthways	10,108 b	88,647
HMS Holdings	7,483 b	246,191
ICU Medical	3,653 b	117,334
Integra LifeSciences Holdings	5,874 a,b	145,264
Invacare	9,950	159,499
Inventiv Health	10,364 b	84,570
Kendle International	3,700 b	77,552
Kensey Nash	3,713 b	78,976
Landauer	2,840	143,931
LCA-Vision	6,412 a	18,659
LHC Group	4,276 b	95,269
Magellan Health Services	11,340 b	413,230
Martek Biosciences	10,034 b	183,120
MedCath	6,375 b	46,346
MEDNAX	13,543 b	399,112
Meridian Bioscience	11,526 a	208,851
Merit Medical Systems	8,377 b	102,283
Molina Healthcare	4,051 b	77,050
MWI Veterinary Supply	3,547 b	101,019
Natus Medical	8,074 b	68,710
Neogen	4,212 b	91,948
Noven Pharmaceuticals	7,630 b	72,332
Odyssey HealthCare	9,153 b	88,784
Omnicell	10,191 b	79,694
Osteotech	6,050 b	21,115
Palomar Medical Technologies	5,557 b	40,344
Par Pharmaceutical Cos.	10,845 b	102,702
PAREXEL International	16,205 b	157,675
PharMerica	9,033 b	150,309
Phase Forward	12,796 b	163,661
PSS World Medical	17,599 b	252,546
Regeneron Pharmaceuticals	18,025 b	249,826
RehabCare Group	5,402 b	94,211
Res-Care	7,555 b	110,001
Salix Pharmaceuticals	14,062 a,b	133,589
Savient Pharmaceuticals	14,338 b	70,973
SurModics	4,573 a,b	83,457
Symmetry Medical	11,315 b	71,398
Theragenics	18,227 b	22,237
ViroPharma	23,266 a,b	122,147
West Pharmaceutical Services	9,428	309,333
Zoll Medical	6,542 b	93,943
		10,147,429
Industrial--17.4%
A.O. Smith	7,144	179,886
AAR	10,959 b	137,426
ABM Industries	12,685	208,034
Actuant, Cl. A	16,959	175,186
Acuity Brands	12,662 a	285,401
Administaff	6,908	145,966
Aerovironment	4,456 a,b	93,130
Albany International, Cl. A	6,403	57,947
American Science & Engineering	2,659	148,372
Apogee Enterprises	9,108	100,006
Applied Industrial Technologies	10,966	184,996
Applied Signal Technology	3,874	78,371
Arkansas Best	8,231 a	156,554
Astec Industries	5,521 b	144,816
ATC Technology	6,692 b	74,950

Axsys Technologies	2,421 b	101,779
AZZ	3,776 b	99,649
Baldor Electric	12,980 a	188,080
Barnes Group	12,789 a	136,714
Belden	14,248	178,242
Bowne & Co.	9,648	30,970
Brady, Cl. A	15,850	279,435
Briggs & Stratton	15,113 a	249,365
C & D Technologies	3,011 a,b	5,570
Cascade	2,803 a	49,417
CDI	4,836	47,006
Ceradyne	8,131 b	147,415
CIRCOR International	5,497	123,792
CLARCOR	15,714	395,836
Consolidated Graphics	3,529 b	44,889
Cubic	4,996	126,549
Curtiss-Wright	13,597	381,396
EMCOR Group	20,159 b	346,130
EnPro Industries	4,907 b	83,910
ESCO Technologies	7,811 b	302,286
Esterline Technologies	8,990 b	181,508
Forward Air	9,062	147,076
G & K Services, Cl. A	6,215	117,526
Gardner Denver	15,608 b	339,318
GenCorp	12,568 b	26,644
Geo Group	14,553 b	192,827
Gibraltar Industries	8,885	41,937
Griffon	14,319 a,b	107,393
Healthcare Services Group	12,401 a	185,643
Heartland Express	16,792	248,690
Heidrick & Struggles International	5,574 a	98,883
Hub Group, Cl. A	11,505 b	195,585
II-VI	7,224 b	124,108
Insituform Technologies, Cl. A	11,164 b	174,605
Interface, Cl. A	17,690	52,893
John Bean Technologies	8,794	91,985
Kaman	6,724	84,319
Kaydon	9,985 a	272,890
Kirby	16,118 b	429,384
Knight Transportation	16,100	244,076
Lawson Products	2,037	24,790
Lindsay	3,598 a	97,146
Lydall	5,596 b	16,620
Magnetek	2,789 b	5,020
Mobile Mini	9,387 a,b	108,138
Moog, Cl. A	12,916 b	295,389
Mueller Industries	11,564	250,823
NCI Building Systems	5,808 a,b	12,894
Old Dominion Freight Line	8,200 b	192,618
On Assignment	10,247 b	27,769
Orbital Sciences	18,208 b	216,493
Quanex Building Products	12,012	91,291
Regal-Beloit	9,470 a	290,161
Robbins & Myers	10,166	154,218
School Specialty	5,071 b	89,199
Simpson Manufacturing	11,568 a	208,455
SkyWest	17,438	216,929
Spherion	17,677 b	36,768
Standard Register	5,263 a	24,105
Standex International	4,014	36,929
Stanley	3,872 b	98,310

Sykes Enterprises	9,880 b	164,304
Teledyne Technologies	10,559 b	281,714
Tetra Tech	17,328 b	353,145
Toro	11,031 a	266,730
Tredegar	6,594	107,680
Triumph Group	4,942	188,784
TrueBlue	13,990 b	115,418
United Stationers	6,714 b	188,529
Universal Forest Products	5,325 a	141,698
Valmont Industries	4,974	249,745
Viad	6,411	90,523
Vicor	6,016 a	29,418
Volt Information Sciences	2,995 b	19,917
Wabash National	4,870	5,990
Watsco	8,823 a	300,247
Watts Water Technologies, Cl. A	9,242 a	180,774
		14,025,442
Information Technology--17.9%
Actel	6,515 b	65,932
Adaptec	38,334 b	92,002
Advanced Energy Industries	10,553 b	79,464
Agilysys	6,214	26,720
Anixter International	8,836 a,b	279,924
Arris Group	37,103 b	273,449
ATMI	9,012 b	139,055
Avid Technology	10,240 a,b	93,594
Bankrate	4,082 a,b	101,846
Bel Fuse, Cl. B	2,877	38,667
Benchmark Electronics	20,937 b	234,494
Black Box	5,616	132,594
Blackbaud	13,400	155,574
Blue Coat Systems	11,671 a,b	140,169
Brightpoint	17,790 b	76,141
Brooks Automation	18,921 b	87,226
Cabot Microelectronics	6,429 a,b	154,489
CACI International, Cl. A	8,823 b	321,951
Catapult Communications	2,500 b	17,425
Checkpoint Systems	12,146 b	108,950
CIBER	18,322 b	50,019
Cognex	12,612	168,370
Cohu	6,000	43,200
Commvault Systems	12,683 b	139,133
comScore	5,503 b	66,531
Comtech Telecommunications	8,206 b	203,263
Concur Technologies	12,377 a,b	237,515
CSG Systems International	10,780 b	153,938
CTS	11,169	40,320
CyberSource	20,400 b	302,124
Cymer	8,176 b	181,998
Cypress Semiconductor	42,343 b	286,662
Daktronics	10,426	68,290
DealerTrack Holdings	12,147 a,b	159,126
Digi International	8,491 b	65,126
Diodes	8,957 b	95,034
DSP Group	9,380 b	40,522
Ebix	2,787 b	69,257
Electro Scientific Industries	8,950 b	52,984
EMS Technologies	4,166 b	72,738
Epicor Software	18,698 b	71,239
EPIQ Systems	10,165 b	183,275
Exar	13,105 b	81,775

FARO Technologies	5,010 b	67,334
FEI	11,228 b	173,248
Forrester Research	4,478 b	92,068
Gerber Scientific	6,700 b	16,013
Gevity HR	8,075	31,896
Harmonic	30,092 b	195,598
Heartland Payment Systems	8,179	54,063
Hittite Microwave	5,841 b	182,239
Hutchinson Technology	7,297 a,b	18,972
Informatica	26,093 b	345,993
InfoSpace	10,342 b	53,778
Insight Enterprises	14,427 b	44,147
Integral Systems	4,398 b	37,823
Intermec	14,730 b	153,192
Intevac	6,010 b	31,312
j2 Global Communications	13,283 b	290,765
JDA Software Group	8,337 b	96,292
Keithley Instruments	4,378	14,841
Knot	8,376 b	68,683
Kopin	22,450 b	52,084
Kulicke & Soffa Industries	22,519 a,b	59,000
Littelfuse	5,708 b	62,731
LoJack	8,045 a,b	36,444
Manhattan Associates	7,787 b	134,871
MAXIMUS	5,075	202,290
Mercury Computer Systems	5,389 b	29,801
Methode Electronics	13,906	49,783
Micrel	15,144	106,614
Micros Systems	23,789 b	446,044
Microsemi	24,615 b	285,534
MKS Instruments	14,515 a,b	212,935
MTS Systems	5,040	114,660
NETGEAR	10,515 b	126,706
Network Equipment Technologies	6,750 b	23,895
Neutral Tandem	5,249 b	129,178
Newport	11,310 b	49,990
Novatel Wireless	10,599 b	59,566
Park Electrochemical	6,481	111,992
PC-Tel	7,150	30,745
Perficient	10,072 b	54,389
Pericom Semiconductor	7,033 b	51,411
Phoenix Technologies	8,613 b	13,953
Plexus	11,714 b	161,887
Progress Software	12,180 b	211,445
Quality Systems	5,294 a	239,554
Radiant Systems	8,560 b	37,750
Radisys	7,393 a,b	44,802
Rogers	5,398 b	101,914
Rudolph Technologies	11,050 b	33,482
ScanSource	8,164 b	151,687
Skyworks Solutions	49,836 b	401,678
Smith Micro Software	8,680 b	45,396
Sonic Solutions	9,500 a,b	11,400
SPSS	5,541 b	157,531
Standard Microsystems	7,281 b	135,427
StarTek	3,242 b	10,050
Stratasys	6,243 b	51,630
Supertex	4,021 b	92,885
Symmetricom	13,160 b	46,060
Synaptics	10,179 a,b	272,390
SYNNEX	5,037 a,b	99,078

Take-Two Interactive Software	23,807 b	198,788
Taleo, Cl. A	8,431 b	99,654
Technitrol	15,598	26,673
Tekelec	20,339 a,b	269,085
THQ	15,822 b	48,099
Tollgrade Communications	4,082 b	23,676
Triquint Semiconductor	43,242 b	106,808
TTM Technologies	14,169 b	82,180
Tyler Technologies	8,231 b	120,420
Ultratech	6,860 b	85,681
United Online	25,135	112,102
Varian Semiconductor Equipment
Associates	20,642 b	447,106
Veeco Instruments	9,344 b	62,324
ViaSat	7,430 b	154,693
Websense	12,968 a,b	155,616
Wright Express	11,649 b	212,245
		14,376,174
Materials--3.8%
A.M. Castle & Co.	4,891	43,628
AMCOL International	6,206	92,097
American Vanguard	5,553 a	71,634
Arch Chemicals	7,428	140,835
Balchem	5,106	128,314
Brush Engineered Materials	6,363 b	88,255
Buckeye Technologies	7,941 b	16,914
Calgon Carbon	14,685 b	208,086
Century Aluminum	17,446 a,b	36,811
Clearwater Paper	3,960 b	31,799
Deltic Timber	2,836	111,767
Eagle Materials	12,775 a	309,794
H.B. Fuller	14,320	186,160
Headwaters	12,892 b	40,481
Myers Industries	9,507	58,373
Neenah Paper	4,850	17,606
NewMarket	3,427	151,816
Olympic Steel	2,254	34,193
OM Group	9,602 a,b	185,511
Penford	782	2,839
PolyOne	24,075 b	55,613
Quaker Chemical	3,684	29,251
Rock-Tenn, Cl. A	11,337	306,666
RTI International Metals	7,630 b	89,271
Schulman (A.)	9,298	125,988
Schweitzer-Mauduit International	4,760	87,870
Stepan	1,956	53,399
Texas Industries	7,869 a	196,725
Wausau Paper	15,757	82,882
Zep	6,855	70,127
		3,054,705
Telecommunication Services--.2%
Fairpoint Communications	26,473 a	20,649
General Communication, Cl. A	11,599 b	77,481
Iowa Telecommunications Services	8,797 a	100,814
		198,944
Utilities--5.9%
Allete	8,854	236,313
American States Water	4,491	163,113
Atmos Energy	27,616	638,482
Avista	16,167	222,781
Central Vermont Public Service	3,472	60,066

CH Energy Group	5,224	245,006
Cleco	17,912	388,511
El Paso Electric	12,122	170,799
Laclede Group	7,294	284,320
New Jersey Resources	13,431	456,385
Northwest Natural Gas	7,543	327,517
Piedmont Natural Gas	21,076 a	545,658
South Jersey Industries	9,007	315,245
Southwest Gas	12,014	253,135
UIL Holdings	8,059	179,877
UniSource Energy	9,523	268,453
		4,755,661
Total Common Stocks
(cost $109,271,346)		79,980,624
	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)
U.S. Treasury Bills
0.22%, 6/18/09
(cost $176,916)	177,000 [c]	176,943
Investment of Cash Collateral for
Securities Loaned--7.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $6,114,731)	6,114,731 [d]	6,114,731

Total Investments (cost $115,562,993)	107.3%	86,272,298
Liabilities, Less Cash and Receivables	(7.3%)	(5,840,086)
Net Assets	100.0%	80,432,212

a	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the portfolio's securities on loan is $6,003,603 and the total market value of the collateral held by the portfolio is $6,114,731.
b	Non-income producing security.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $115,562,993.

Net unrealized depreciation on investments was $29,290,695 of which $8,075,038 related to appreciated investment securities and $37,365,733 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
March 31, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2009 ($)
Financial Futures Long
Russell 2000 E-mini	14	589,820	June 2009	4,662

Gross Unrealized Appreciation				4,662

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities	86,095,355	176,943	0	86,272,298
Other Financial Instruments+	4,662	0	0	4,662
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices.  Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy that at origination all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The portfolio may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the portfolio to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the portfolio recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
March 31, 2009 (Unaudited)

Common Stocks--94.8%	Shares	Value ($)
Consumer Discretionary--3.8%
Amazon.com	51,370 a	3,772,613
Information Technology--88.2%
Accenture, Cl. A	90,142	2,478,003
Activision Blizzard	113,270 a	1,184,804
Adobe Systems	40,372 a	863,557
Akamai Technologies	143,710 a	2,787,974
Altera	95,185	1,670,497
Amphenol, Cl. A	74,945	2,135,183
Analog Devices	171,885	3,312,224
Apple	44,181 a	4,644,307
Automatic Data Processing	36,159	1,271,350
BMC Software	27,550 a	909,150
Broadcom, Cl. A	176,455 a	3,525,571
Check Point Software Technologies	27,305 a	606,444
Ciena	80,590 a,b	626,990
Cognizant Technology Solutions,
Cl. A	142,925 a	2,971,411
Dolby Laboratories, Cl. A	22,680 a	773,615
Electronic Arts	70,252 a	1,277,884
EMC	130,190 a	1,484,166
Google, Cl. A	10,310 a	3,588,499
Hewlett-Packard	133,645	4,284,659
Intel	215,443	3,242,417
International Business Machines	36,689	3,554,797
Intuit	140,020 a	3,780,540
Juniper Networks	180,159 a	2,713,195
Lam Research	136,330 a	3,104,234
Microsoft	104,865	1,926,370
Motorola	1,330,880	5,629,622
NetApp	136,459 a	2,025,051
Nokia, ADR	173,670	2,026,729
NVIDIA	160,740 a	1,584,896
Oracle	162,183	2,930,647
QUALCOMM	135,070	5,255,574
Research In Motion	23,110 a	995,348
Riverbed Technology	51,020 a,b	667,342
Sonus Networks	242,430 a,b	380,615
Symantec	85,420 a	1,276,175
Taiwan Semiconductor
Manufacturing, ADR	471,120	4,216,524
Take-Two Interactive Software	63,680 a	531,728
Visa, Cl. A	19,185	1,066,686
Western Union	33,577	422,063
Yahoo!	79,950 a	1,024,159
		88,751,000
Telecommunication Services--2.8%
Metropcs Communications	166,636 a,b	2,846,143
Total Common Stocks
(cost $113,665,270)		95,369,756

Other Investment--2.9%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,899,718)	2,899,718 [c]	2,899,718
Investment of Cash Collateral for
Securities Loaned--1.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,960,092)	1,960,092 [c]	1,960,092
Total Investments (cost $118,525,080)	99.6%	100,229,566
Cash and Receivables (Net)	.4%	411,405
Net Assets	100.0%	100,640,971

ADR - American Depository Receipts

a	Non-income producing security.
b	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the portfolio's securities on loan is $1,828,283 and the total market value of the collateral held by the portfolio is $1,960,092.
c	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $118,525,080. Net unrealized depreciation on investments was $18,295,514 of which $1,764,474 related to appreciated investment securities and $20,059,988 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities	100,299,566		0	0 100,299,566
Other Financial Instruments+	0		0	0 0
Liabilities ($)
Other Financial Instruments+	0		0	0 0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.  Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the portfolio is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the portfolio would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The portfolio realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the portfolio would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The portfolio realizes a gain if the value of the contract increases between those dates. The portfolio is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 28, 2009

EXHIBIT INDEX

          (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)